UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21492

Reserve Short-Term Investment Trust
(Exact name of registrant as specified in charter)

The Reserve 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Edmund P. Bergan, Jr. The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-401-5500

Date of fiscal year end:	March 31st

Date of reporting period:	Quarter ended December 31, 2006

Item 1.           Schedule of Investments

RESERVE SHORT-TERM INVESTMENT TRUST

RESERVE YIELD PLUS FUND

SCHEDULE OF INVESTMENTS – DECEMBER 31, 2006 (Unaudited)

Principal
Amount	NEGOTIABLE BANK CERTIFICATES OF DEPOSIT - 41.9%	Value

	DOMESTIC - 5.0%
$40,000,000	Bank of America, N.A., 5.30%, 3/8/07	$40,000,000
50,000,000	Wilmington Trust Company, 5.37%, 4/19/07	49,998,500
		89,998,500

	YANKEES - 36.9%
50,000,000	Abbey National Bank, 5.31%, 2/7/07	50,000,000
30,000,000	Banco Bilbao Vizcaya Argenteria, 5.32%, 2/7/07	30,000,000
40,000,000	Bank of Ireland, 5.32%, 2/5/07	39,998,400
4,000,000	Bank of Nova Scotia, 5.29%, 2/23/07	4,000,360
30,000,000	Bank of Tokyo Mitsubishi, 5.31%, 2/28/07	30,000,000
30,000,000	Bank of Tokyo Mitsubishi, 5.32%, 1/9/07	30,000,000
30,000,000	Barclays Bank PLC, 5.30%, 3/12/07	30,000,000
7,000,000	BNP Paribas, 5.29%, 3/6/07	7,000,000
40,000,000	Calyon, 5.31%, 3/14/07	40,000,000
75,000,000	Credit Suisse First Boston, 5.31%, 2/28/07	75,000,000
20,000,000	Deutsche Bank, 4.81%, 2/14/07	19,982,400
25,000,000	Deutsche Bank, 5.42%, 1/11/08	25,000,000
25,000,000	Dexia Credit Locale, 5.31%, 2/27/07	25,000,000
15,000,000	ForeningsSparBanken, 4.85%, 1/29/07	14,992,350
25,000,000	HBOS Treasury Services PLC, 5.30%, 3/12/07	25,000,000
25,000,000	National Bank of Canada, 5.34%, 4/16/07	24,997,500
60,000,000	Norinchukin Bank, 5.33%, 3/15/07	60,000,000
20,000,000	Norinchukin Bank, 5.35%, 3/22/07	20,000,000
4,000,000	Royal Bank of Scotland, 5.29%, 2/23/07	4,000,040
10,000,000	Royal Bank of Scotland, 4.85%, 1/30/07	9,994,700
60,000,000	Standard Chartered Bank, 5.30%, 3/12/07	60,000,000
15,000,000	Svenska Handelsbanken, 4.85%, 1/29/07	14,992,350
15,000,000	Wachovia Bank, 5.33%, 3/30/07	15,001,800
		654,959,900
	Total Negotiable Bank Certificates of Deposit (Cost $744,998,092)	744,958,400

	ASSET BACKED COMMERCIAL PAPER - 2.4%
25,000,000	Gemini Securitization, LLC, 5.35.%, 2/7/07	24,868,500
20,000,000	Gemini Securitization, LLC, 5.35%, 2/28/07	19,833,750
	Total Commercial Paper (Cost $44,702,250)	44,702,250

	ASSET BACKED SECURITIES - 7.9%
23,323,819	BMW Vehicle Owner Trust, 5.36%, 9/25/07	23,323,819
8,918,602	Carmax Auto Owner Trust, 5.36%, 9/17/07	8,918,602
25,000,000	SLM Student Loan Trust, 5.32%, 7/25/13	25,000,000
18,614,099	Triad Auto Receivables Owners Trust, 5.66%, 11/13/07	18,614,099
65,000,000	Wells Fargo Home Equity Trust, 5.38%, 1/25/37	65,000,000
	Total Asset Backed Securities (Cost $140,856,520)	140,856,520

	EURO TIME DEPOSITS — 4.9%
60,000,000	Societe Generale Paris, 5.13%, 1/2/07	60,000,000
28,000,000	Suntrust Bank, 5.06%, 1/2/07	28,000,000
	Total Euro Time Deposits (Cost $88,000,000)	88,000,000

	CORPORATE NOTES - 0.9%
16,000,000	Merrill Lynch and Co., 5.50%, 2/27/07 (Cost $16,002,866)	16,004,640

	US CORPORATE NOTES/BONDS - 1.6%
30,000,000	Freddie Mac, 5.35%, 11/21/07 (Cost $30,000,000)	29,984,100

	US GOVERNMENT AGENCY NOTES/BONDS - 0.7%
15,000,000	Federal Home Loan Mortgage Corp., 4.80%, 2/23/07 (Cost $15,000,000)	14,993,250

See notes to financial statements.

Principal
Amount	FLOATING RATE NOTES - 33.2%		Value
40,000,000	AIG Matched Funding Corp., 5.36%, 10/6/08*		40,000,000
10,000,000	American Express Centurion Bank, 5.32%, 3/15/07*		10,000,200
35,000,000	American Express Centurion Bank, 5.35%, 1/18/08*		35,008,400
30,000,000	ANZ Banking Group, 5.34%, 12/28/07*		30,000,000
60,000,000	Comerica Bank, 5.33%, 9/27/07*		60,000,000
50,000,000	Credit Industriel et Commercial, 5.32%, 3/28/08*		49,985,002
50,000,000	Goldman Sachs Group, Inc., 5.48%, 7/29/08*		50,082,000
30,000,000	Goldman Sachs Group, Inc., 5.43%, 12/23/08*		30,000,000
50,000,000	HBOS Treasury Services PLC, 5.32%, 1/8/08*		50,000,000
30,000,000	KBC Bank NV NY, 5.37%, 11/21/07*		30,010,200
30,000,000	Merrill Lynch and Co., 5.41%, 10/23/08*		30,004,500
25,000,000	Morgan Stanley Corp., 5.49%, 1/11/08*		25,000,000
50,000,000	Natexis Banques Populaires, 5.40%, 11/19/07*		50,029,500
30,000,000	Northern Rock PLC, 5.34%, 10/22/07*		29,998,500
40,000,000	Wachovia Bank, N.A., 5.37%, 10/2/08*		39,999,600
30,000,000	Washington Mutual Bank, 5.40%, 4/18/08*		30,029,700
	Total Floating Rate Notes (Cost $590,036,162)		590,147,602

	REPURCHASE AGREEMENTS — 5.9%
20,000,000	Bear Stearns & Co., Inc, 5.36%, dated 12/29/06, due 1/2/07, repurchase proceeds at maturity $20,011,911 (collateralized by ABS 5.00% to 9.16% due from 10/25/29 to 03/25/37 valued at $19,527,253, CMO 6.01% due 11/27/36 valued at $1,473,496)		20,000,000

30,000,000	Deutsche Bank Securities Inc, AG, 5.37% dated 12/29/06, due 1/2/07, repurchase proceeds at maturity $30,017,908 (collateralized by CORP 8.00% to 8.13% due from 11/1/11 to 5/1/12 valued at $24,034,031, MTN 5.37% due 6/19/09 valued at $7,465,970)		30,000,000

25,000,000	Merrill Lynch & Co., Inc, 5.43%, dated 12/29/06, due 1/2/07, repurchase proceeds at maturity $25,015,090 (collateralized by Whole Loan Repurchase Agreement valued at $25,500,000)		25,000,000

30,000,000	Wachovia Bank NA, 5.38%, dated 12/29/06, due 1/2/07, repurchase proceeds at maturity $30,017,942 (collateralized by ABS 0.00% to 5.89% due from 2/15/08 to 4/21/38 valued at $31,500,000)		30,000,000

	Total Repurchase Agreements (Cost $105,000,000)		105,000,000

	Total Investments (Cost $1,774,595,890)	99.4%	1,774,646,762
	Other Assets, less Liabilities	0.6	10,733,888

	Net Assets	100.0%	$1,785,380,650

GLOSSARY
ABS - Asset Backed Security
CMO - Collateralized Mortgage Obligation
CORP - Corporate Bond
MTN - Mid-term Note

* Variable Rate Instruemnt. This is the rate in effect at the time of this report.

See notes to financial statements.

Item 2.           Controls and Procedures

(a)          It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)         The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.           Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Reserve Short-Term Investment Trust

By (Signature and Title)*
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date:        February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*
Patrick Farrell
Chief Financial Officer

Date:        February 28, 2006

*  Print the name and title of each signing officer under his or her signature.